VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Short-Term Investments—89.6%
Certificates of Deposits—60.0%
Bank of America N.A. 5.400%, 1/6/25	$ 43,000	$ 43,069
Bank of America N.A. 5.460%, 1/13/25	40,500	40,581
Bank of Nova Scotia (SOFR + 0.330%) 5.170%, 8/21/25(1)	51,500	51,495
Bank of Nova Scotia (SOFR + 0.260%) 5.100%, 7/14/25(1)	9,500	9,497
BMO Bank 5.480%, 5/8/25	50,000	50,309
BMO Bank 4.940%, 3/7/25	27,000	27,044
BNP Paribas USA (NY) 5.270%, 10/4/24	38,000	38,001
BNP Paribas USA (NY) 5.200%, 12/19/24	52,000	52,035
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.300%) 5.140%, 3/6/25(1)	30,000	30,022
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.250%) 5.090%, 2/13/25(1)	47,500	47,521
Canadian Imperial Bank of Commerce (NY) 5.190%, 4/23/25	21,500	21,590
Cooperatieve Rabobank U.A. (SOFR + 0.290%) 5.130%, 2/4/25(1)	37,000	37,025
Cooperatieve Rabobank U.A. (SOFR + 0.180%) 5.020%, 11/4/24(1)	30,000	30,003
DNB Bank Norway (NY) 4.800%, 10/2/24	50,000	50,000
DZ Bank AG 5.450%, 10/22/24	30,000	30,009
DZ Bank AG 5.470%, 12/4/24	37,500	37,542
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.240%) 5.080%, 3/3/25(1)	51,000	51,009
Mizuho Bank Ltd. (SOFR + 0.230%) 5.060%, 2/14/25(1)	50,000	50,004
MUFG Bank Ltd. 5.470%, 11/12/24	45,500	45,531
National Australia Bank Ltd. (SOFR + 0.290%) 5.130%, 9/26/25(1)	46,200	46,200
Nordea Bank ABP (NY) (SOFR + 0.560%) 5.400%, 10/23/24(1)	50,000	50,015
Nordea Bank ABP (NY) (SOFR + 0.180%) 5.020%, 4/11/25(1)	23,500	23,498
NorthWest Bank 4.430%, 3/24/25	23,500	23,499
	Par Value	Value
Certificates of Deposits—continued
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.240%) 5.070%, 6/13/25(1)	$ 42,500	$ 42,490
Royal Bank of Canada 5.130%, 7/23/25	49,000	49,350
Royal Bank of Canada 4.270%, 6/17/25	50,000	49,996
SEB (NY) 5.250%, 10/8/24	25,000	25,001
Sumitomo Mitsui Banking Corp. (SOFR + 0.250%) 5.090%, 11/4/24(1)	40,000	40,005
Sumitomo Mitsui Banking Corp. 4.800%, 10/3/24	38,000	38,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.240%) 5.080%, 2/14/25(1)	35,000	35,006
Svenska Handelsbanken (SOFR + 0.540%) 5.370%, 10/4/24(1)	37,500	37,503
SYS 5.410%, 6/18/25	50,000	50,373
Toronto-Dominion Bank (NY) 5.970%, 10/7/24	50,000	50,008
Total Certificates of Deposits (Identified Cost $1,301,719)		1,303,231

	Shares
Money Market Mutual Fund—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	99,705,148	99,705
Total Money Market Mutual Fund (Identified Cost $99,705)		99,705

	Par Value
U.S. Government Securities—25.0%
U.S. Treasury Bills
0.000%, 10/1/24(3)	$ 29,000	29,000
0.000%, 10/3/24(3)	54,000	53,986
0.000%, 10/8/24(3)	32,000	31,971
0.000%, 10/15/24(3)	31,000	30,943
0.000%, 10/17/24(3)	17,000	16,965
0.000%, 10/22/24(3)	65,000	64,821
0.000%, 10/24/24(3)	5,000	4,985
0.000%, 10/29/24(3)	49,000	48,819
0.000%, 10/31/24(3)	38,000	37,852
0.000%, 11/5/24(3)	34,000	33,846
0.000%, 11/7/24(3)	25,000	24,879
0.000%, 11/12/24(3)	65,000	64,647
0.000%, 11/14/24(3)	40,000	39,772
0.000%, 11/19/24(3)	15,000	14,905
0.000%, 12/19/24(3)	15,000	14,852
0.000%, 12/24/24(3)	10,000	9,895
	Par Value	Value
0.000%, 1/2/25(3)	$ 9,000	$ 8,896
0.000%, 1/21/25(3)	11,000	10,848
Total U.S. Government Securities (Identified Cost $541,756)		541,882

Total Short-Term Investments (Identified Cost $1,943,180)		1,944,818

TOTAL INVESTMENTS—89.6% (Identified Cost $1,943,180)		$1,944,818
Other assets and liabilities, net—10.4%		225,268
NET ASSETS—100.0%		$2,170,086

Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	70%
Japan	9
Canada	7
Finland	4
Netherlands	4
Australia	2
Singapore	2
Other	2
Total	100%
† % of total investments as of September 30, 2024.
Exchange-traded futures contracts as of September 30, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	October 2024	40	$3,406	$—	$(58)
FTSE Taiwan Index Future	October 2024	164	12,241	—	(208)
Hang Seng Index Future	October 2024	104	14,233	1,250	—
HSCEI Index Future	October 2024	212	10,302	945	—
IBEX 35 Index Future	October 2024	240	31,769	584	—
IFSC Nifty 50 Futures	October 2024	684	35,577	—	(220)
Korean Won Futures	October 2024	12	229	—(1)	—
MSCI Singapore IX ETS Future	October 2024	571	15,256	—	(127)
OMXS 30 Index Future	October 2024	564	14,582	500	—
2 Year U.S. Treasury Note Future	December 2024	2,496	519,772	117	—
3 Year Australian Bond Future	December 2024	1,792	132,784	—	(323)
3-Month SOFR Future	December 2024	2,411	578,399	379	—
5 Year U.S. Treasury Note Future	December 2024	2,097	230,424	—	(205)
10 Year Australian Bond Future	December 2024	1,231	99,059	—	(935)
10 Year Canadian Bond Future	December 2024	1,683	155,563	393	—
10 Year Euro-Bund Future	December 2024	642	96,420	813	—
10 Year U.K. Gilt Future	December 2024	706	92,907	—	(964)
10 Year U.S. Treasury Note Future	December 2024	1,337	152,794	—	(589)
10 Year U.S. Ultra Future	December 2024	858	101,499	—	(71)
30 Year Euro-BUXL Bond Future	December 2024	184	27,913	172	—
30 Year U.S. Treasury Bond Future	December 2024	533	66,192	103	—
90-Day Bank Bill Future	December 2024	388	265,488	—	(68)
Aluminium Future	December 2024	1	64	—	—(1)
Australian Dollar Future	December 2024	1,421	98,397	2,444	—
British Pound Future	December 2024	2,553	213,399	4,077	—
Canadian Dollar Future	December 2024	540	40,009	—	(162)
Cocoa Future	December 2024	68	5,251	433	—
Coffee ’C’ Future	December 2024	154	15,607	2,117	—
Copper Future	December 2024	150	17,074	165	—
DAX Index Future	December 2024	45	24,423	714	—
DJIA Mini E-CBOT Future	December 2024	360	76,757	1,268	—
Euro FX Currency Future	December 2024	1,073	149,771	1,105	—
Euro STOXX 50® Index Future	December 2024	326	18,253	567	—
Euro-BOBL Future	December 2024	1,242	165,973	1,084	—
Euro-BTP Future	December 2024	1,973	236,470	1,528	—
Euro-BTP Future	December 2024	731	98,842	1,432	—
Euro-OAT Future	December 2024	813	114,789	243	—
Euro-Schatz Future	December 2024	3,881	463,010	1,555	—
FTSE 100 Index Future	December 2024	307	34,020	—	(149)
FTSE/JSE Top 40 Future	December 2024	117	5,392	308	—
FTSE/MIB Index Future	December 2024	76	14,404	232	—
Gold Future	December 2024	432	114,886	5,989	—
Japanese Yen Future	December 2024	250	21,970	—	(359)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Lean Hogs Future	December 2024	98	$2,872	$—	$(49)
Live Cattle Future	December 2024	56	4,140	9	—
LME Aluminium Future	December 2024	436	28,483	1,245	—
LME Copper Future	December 2024	20	4,910	116	—
LME Nickel Future	December 2024	99	10,391	375	—
LME Zinc Future	December 2024	56	4,330	209	—
MSCI EAFE® Index Future	December 2024	346	43,039	930	—
MSCI Emerging Markets Index Future	December 2024	479	28,086	1,066	—
Nasdaq 100® E-Mini Index Future	December 2024	84	34,039	849	—
OSE Nikkei 225 Future	December 2024	27	7,129	379	—
Palladium Future	December 2024	8	800	—	(61)
Russell 2000® E-Mini Index Future	December 2024	208	23,392	996	—
S&P 500® E-Mini Index Future	December 2024	288	83,725	1,939	—
S&P Mid 400® E-Mini Index Future	December 2024	99	31,171	695	—
S&P/TSX 60 Index Future	December 2024	517	110,430	1,300	—
Silver Future	December 2024	114	17,931	655	—
SPI 200 Index Future	December 2024	380	54,552	764	—
STOXX Europe 600 Future	December 2024	517	15,133	193	—
TOPIX Index Future	December 2024	44	8,105	289	—
U.S. Treasury Ultra Bond Future	December 2024	393	52,306	—	(590)
Platinum Future	January 2025	16	793	—	(2)
3-Month CORRA Futures	March 2025	526	94,489	16	—
3-Month EURIBOR Future	March 2025	2,007	545,789	280	—
3-Month SONIA Index Future	March 2025	1,547	496,202	—	(72)
Sugar Future	March 2025	142	3,574	—	(156)
				$42,822	$(5,368)
Short Contracts:
FTSE China A50 Index Future	October 2024	(332)	(4,615)	—	(561)
Indian Rupee Future	October 2024	(297)	(7,079)	18	—
Brazil Real Future	November 2024	(245)	(4,484)	—	(20)
Gasoline RBOB Future	November 2024	(275)	(22,350)	—	(69)
Low Sulphur Gas Oil Future	November 2024	(527)	(34,795)	—	(737)
Natural Gas Future	November 2024	(355)	(10,377)	—	(1,253)
NY Harbor ULSD Future	November 2024	(372)	(33,660)	636	—
SGX Iron Ore Future	November 2024	(834)	(9,158)	—	(1,574)
Soybean Future	November 2024	(486)	(25,685)	319	—
WTI Crude Future	November 2024	(357)	(24,337)	65	—
Brent Crude Future	December 2024	(380)	(27,246)	—	(7)
Corn Future	December 2024	(1,232)	(26,165)	—	(106)
Cotton No. 2 Future	December 2024	(184)	(6,772)	—	(138)
ECX Emission Future	December 2024	(78)	(5,692)	141	—
KC HRW Wheat Future	December 2024	(128)	(3,736)	69	—
LME Aluminium Future	December 2024	(408)	(26,654)	—	(2,531)
LME Copper Future	December 2024	(7)	(1,719)	—	(135)
LME Nickel Future	December 2024	(156)	(16,374)	—	(933)
LME Zinc Future	December 2024	(21)	(1,624)	—	(178)
Soybean Meal Future	December 2024	(287)	(9,804)	—	(807)
Soybean Oil Future	December 2024	(525)	(13,643)	234	—
Wheat Future	December 2024	(332)	(9,694)	—	(408)
				1,482	(9,457)
Total				$44,304	$(14,825)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	73,875	USD	88,130	UBS AG	12/18/24	$—	$(74)
CNH	268,000	USD	38,089	UBS AG	12/18/24	403	—
MXN	321,500	USD	16,442	UBS AG	12/18/24	—	(312)
NOK	128,000	USD	12,188	UBS AG	12/18/24	—	(53)
NZD	205,900	USD	127,782	UBS AG	12/18/24	3,043	—
PLN	383,000	USD	98,264	UBS AG	12/18/24	1,000	—
SEK	442,000	USD	42,852	UBS AG	12/18/24	839	—
SGD	222,500	USD	171,585	UBS AG	12/18/24	2,211	—
TRY	234,000	USD	6,188	UBS AG	12/18/24	96	—
USD	29,477	CHF	24,750	UBS AG	12/18/24	—	(24)
USD	46,511	MXN	938,500	UBS AG	12/18/24	—	(575)
USD	4,815	NOK	52,000	UBS AG	12/18/24	—	(115)
USD	13,145	NZD	21,300	UBS AG	12/18/24	—	(389)
USD	3,674	SEK	38,000	UBS AG	12/18/24	—	(82)
ZAR	1,355,500	USD	75,307	UBS AG	12/18/24	2,626	—
Total						$10,218	$(1,624)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$541,882	$—	$541,882
Certificates of Deposits	1,303,231	—	1,303,231
Money Market Mutual Fund	99,705	99,705	—
Other Financial Instruments:
Futures Contracts	44,304	44,304	—
Forward Foreign Currency Exchange Contracts*	10,218	—	10,218
Total Assets	1,999,340	144,009	1,855,331
Liabilities:
Other Financial Instruments:
Futures Contracts	(14,825)	(14,825)	—
Forward Foreign Currency Exchange Contracts*	(1,624)	—	(1,624)
Total Liabilities	(16,449)	(14,825)	(1,624)
Total Investments	$1,982,891	$129,184	$1,853,707

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.